Convertible Preferred Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Temporary Equity [Abstract]
Schedule of Company's outstanding convertible preferred stock
The Company’s outstanding convertible preferred stock consisted of the following as of December 31, 2021 and March 31, 2022 (in thousands, except share and per share data):

	Original Issue Price	Shares Authorized	Shares Outstanding	Net Carrying Value	Liquidation Preference
Series Seed	$0.6168	8,242,152	8,242,152	$3,943	$5,084
Series A	0.6168	12,015,184	11,963,567	5,240	7,379
Series B	1.4642	10,789,890	10,682,797	15,545	15,642
Series C	2.8394	13,295,062	13,030,922	36,917	37,000
Series C-1	3.7244	7,273,640	7,273,640	27,003	27,090
Series D	8.2482	17,173,437	16,973,394	136,618	140,000
Series D-1	10.6703	4,518,724	4,518,724	48,146	48,216
Series D-2	7.2738	12,373,174	12,373,174	89,638	90,000
Series E	9.9578	12,552,973	12,552,973	124,868	125,000

Total		98,234,236	97,611,343	$487,918	$495,411

The Company’s outstanding convertible preferred stock consisted of the following as of December 31, 2020 and 2021 (in thousands, except share data):

	Original Issue Price	Shares Authorized	Shares Outstanding	Net Carrying Value	Liquidation Preference
Series Seed	$0.6168	8,242,152	8,242,152	$3,943	$5,084
Series A	0.6168	12,015,184	11,963,567	5,240	7,379
Series B	1.4642	10,789,890	10,682,797	15,545	15,642
Series C	2.8394	13,295,062	13,030,922	36,917	37,000
Series C-1	3.7244	7,273,640	7,273,640	27,003	27,090
Series D	8.2482	17,173,437	16,973,394	136,618	140,000
Series D-1	10.6703	4,518,724	4,518,724	48,146	48,216
Series D-2	7.2738	12,373,174	12,373,174	89,638	90,000
Series E	9.9578	12,552,973	12,552,973	124,868	125,000

Total		98,234,236	97,611,343	$487,918	$495,411